Subsequent Events (Narrative) (Details) - Subsequent Event [Member]	1 Months Ended
Jan. 31, 2018 $ / shares
Subsequent Event [Line Items]
Dividends payable per share	$ 0.22
Dividends payable, date declared	Jan. 15, 2017
Dividends payable, date of record	Feb. 15, 2018
Dividends payable, date to be paid	Mar. 01, 2018